Schedule of Fair Value, Assumptions Used (Details) (USD $)	6 Months Ended
May 31, 2014
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 1	$ 0.50
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 2	95.00%
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 3	0.06%
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 4	0.5
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 5	1.3
Fair Value Presentation Schedule Of Fair Value, Assumptions Used 6	0.00%